Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Entity File Number	001-35783
Entity Registrant Name	ALAMOS GOLD INC.
Entity Address, Address Line One	Brookfield Place, 181 Bay Street, Suite 3910
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2T3
City Area Code	416
Local Phone Number	368-9932
Title of 12(b) Security	Class A Common Shares, Without Par Value
Trading Symbol	AGI
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	420,365,051
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001178819
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	Z4
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1114 Avenue of the Americas23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	880-6000
Contact Personnel Name	Mile T. Kurta